[LOGO OMITTED]
================================================================================
GRUNTAL & CO. INCORPORATED


ESTABLISHED 1880

MEMBER NEW YORK STOCK EXCHANGE





MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO





SEMI-ANNUAL REPORT
FEBRUARY 28, 1998
================================================================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     Market participants were pleasantly surprised last year as the stock market again racked up double digit gains, the bond market saw long-term interest rates fall to near record lows and money market fund assets grew by 20% to over $1 trillion. Early in 1997, these robust results were not widely expected. The nation's economy was expanding at almost a 5% pace and higher prices for goods and services were clearly anticipated. The Federal Reserve seemed biased towards tightening monetary policy, in what they suggested would be a preemptive move against future inflationary pressures. On March 25, the Fed raised short-term rates by 25 basis points to 5.50% and with the benefit of perfect hindsight, their action clearly achieved the desired results. The economy slowed to a 3.1% pace in the third quarter and 3.9% in the fourth quarter, while inflation fell to its lowest level in a decade. Wholesale prices, in fact, actually declined 1.2% in 1997, while consumer prices rose only 1.7%. As the year came to an end, the financial crisis among the Asian economies became a significant influencer of global economics and the direction of interest rates. U.S. fixed income securities did well, as a flight to quality and safety unfolded. In January, the 30-year treasury bond fell to a record low of 5.70%. Sentiment towards monetary policy also shifted, given Mr. Greenspan's comments about deflation, and some Fed watchers even began to talk about the possibility of an easing of monetary policy.

     Short-term taxable interest rates traded in a narrow range in 1997, as the Federal Reserve made only one change to monetary policy. Early in the year, the yield curve inside of one year was positively sloped, reflecting the widely held view that the Fed would tighten monetary policy. While overnight rates held near 5.50%, one-year maturities reached a peak near 6.25%. This scenario encouraged the funds to extend portfolio maturities to the 50-60 day range. The second half of the year, however, was a different story. Low inflation and the concerns over the Asian crisis precipitated a significant flattening of the money market yield curve. The 50-75 basis point spread available earlier in the year declined to 10-15 basis points in the fourth and early first quarters. The Treasury market experienced an even more dramatic shift, as the yield curve inverted. Portfolio maturities were shortened in this environment, with particular focus given to issuer credit quality and the deteriorating Asian economies.

     At the end of February, assets in the Money Market Portfolio stood at $3,013,021,180, increasing from $2,700,025,629 last August.

     Tax-exempt yields showed continued volatility during the latter half of 1997 as seasonal pressures and supply and demand factors dominated the market. Quarter-end window dressing pressures forced variable rate yields higher on a temporary basis, while the payments of quarterly Treasury bond coupon interest supplied cash to the market, driving yields down. Corporations were also active participants in the tax-free money markets, purchasing municipals when they were attractive on an after-tax basis, and liquidating them when tax-free rates declined.

     Investment strategy during the period emphasized a laddered maturity approach, in anticipation of seasonal fund asset volatility. Variable rate demand notes generally comprised 55-65% of the Fund's two tax-free portfolios, as these securities offered liquidity to meet fund activity while also providing attractive yields. During the six months ended February 28, yields on variable rate securities ranged from a high of 4.12% on December 24, 1997 to a low of 2.81% on February 11, 1998. General market note purchases increased during the period as supply grew and yields increased. Due to an unchanged Fed policy during the last six months of the year, notes traded in a narrow range of 35 basis points, between 3.51% and 3.86%.

     At the end of February, total net assets in the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio were $320,583,285 and $134,780,211, respectively. The investment strategy for both funds emphasized liquidity in anticipation of expected redemptions this spring. The average weighted maturities of Municipal and New York Municipal Money Market Portfolios, therefore, have been shorter than the index and at the end of the period stood at 36 and 18 days, respectively.

                              PNC Institutional Management Corporation
                              (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                     PAR
                                                    (000)       VALUE
                                                  --------   ------------
AGENCY OBLIGATIONS--0.7%
Student Loan Marketing Association(DAGGER)
   5.718% 03/03/98 ........................       $ 10,000   $ 10,000,000
   5.728% 03/03/98 ........................         10,000     10,000,000
                                                             ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,000,000) .................                    20,000,000
                                                             ------------
CERTIFICATES OF DEPOSIT--17.4%
BANK NOTES--3.3%
First National Bank of Boston
   5.700% 04/06/98 ........................         25,000     25,000,000
   5.800% 04/27/98 ........................         75,000     75,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
BANKS--2.2%
Banque Paribas
   5.530% 05/04/98 ........................         25,000     24,998,560
Credit Suisse
   6.240% 04/08/98 ........................         40,000     40,007,055
                                                             ------------
                                                               65,005,615
                                                             ------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.0%
Bankers Trust Co.
   5.980% 06/19/98 ........................         50,000     49,997,155
   5.820% 07/31/98 ........................         25,000     24,997,025
   5.880% 08/11/98 ........................         25,000     24,996,796
Chase Manhattan Bank-Delaware
   5.710% 03/09/98 ........................         50,000     50,000,000
                                                             ------------
                                                              149,990,976
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--6.9%
Banque Nationale de Paris
   5.860% 08/10/98 ........................         25,000     24,993,635
Banque Paribas
   5.560% 05/26/98 ........................         25,000     25,000,000
Canadian Imperial Bank of Commerce
   5.660% 02/26/99 ........................         40,000     39,980,989
Deutsche Bank
   6.000% 03/25/98 ........................         50,000     50,005,942
Royal Bank of Canada
   6.200% 04/06/98 ........................         19,000     19,002,366
   5.940% 06/25/98 ........................         25,000     24,995,439


                                                        PAR
                                                       (000)       VALUE
                                                     --------   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Societe Generale
   5.780% 10/08/98 ............................     $  125,000   $ 24,974,541
                                                                 ------------
                                                                  208,952,912
                                                                 ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $523,949,503) ....................                   523,949,503
                                                                 ------------
COMMERCIAL PAPER--51.1%
ASSET BACKED SECURITIES--7.8%
CXC, Inc.
   5.470% 04/01/98 ............................         50,000     49,764,486
   5.470% 04/20/98 ............................         50,000     49,620,139
Receivables Capital Corp.
   5.500% 04/06/98 ............................         45,082     44,834,049
Windmill Funding
   5.520% 03/02/98 ............................         50,000     49,992,333
   5.550% 04/24/98 ............................         40,517     40,179,696
                                                                 ------------
                                                                  234,390,703
                                                                 ------------
BANKS--8.7%
AB Spintab Swedmortgage
   5.740% 04/07/98 ............................         50,000     49,705,028
   5.740% 04/15/98 ............................         30,000     29,784,750
   5.470% 05/12/98 ............................         25,000     24,726,500
   5.450% 06/09/98 ............................         30,000     29,545,833
AMRO N.A. Finance Inc.
   5.560% 05/01/98 ............................         50,000     49,528,944
Unifunding Inc.
   5.570% 03/03/98 ............................         30,000     29,990,717
   5.630% 04/22/98 ............................         50,000     49,593,389
                                                                 ------------
                                                                  262,875,161
                                                                 ------------
BUSINESS CREDIT INSTITUTIONS--1.8%
Enterprise Funding Corp.
   5.570% 04/06/98 ............................         38,728     38,512,285
   5.480% 04/14/98 ............................         17,179     17,063,939
                                                                 ------------
                                                                   55,576,224
                                                                 ------------
CONGLOMERATES--1.6%
BTR Dunlop Finance Inc. PLC
   5.450% 05/14/98 ............................         50,000     49,439,861
                                                                 ------------

                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
FINANCE LESSORS--3.3%
General Electric Capital Corp.
   5.450% 06/11/98 .............................       $100,000   $ 98,455,833
                                                                  ------------
FINANCE SERVICES--4.2%
Barton Capital Corp.
   5.540% 04/06/98 .............................         32,517     32,336,856
   5.490% 04/14/98 .............................         45,000     44,698,050
Old Line Funding Corp.
   5.520% 03/09/98 .............................         50,000     49,938,667
                                                                  ------------
                                                                   126,973,573
                                                                  ------------
FOOD & KINDRED PRODUCTS--2.7%
Diageo Capital PLC
   5.450% 05/11/98 .............................         25,000     24,731,285
   5.470% 04/29/98 .............................         25,000     24,775,882
Grand Metropolitan Capital Corp.
   5.620% 04/15/98 .............................         33,000     32,768,175
                                                                  ------------
                                                                    82,275,342
                                                                  ------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--0.8%
Toshiba America, Inc.
   5.470% 05/15/98 .............................         25,000     24,715,104
                                                                  ------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--1.7%
Unifunding Inc.
   5.480% 03/09/98 .............................         50,000     49,939,111
                                                                  ------------
MOTOR VEHICLES & CAR BODIES--2.5%
Daimler-Benz North America Corp.
   5.480% 03/06/98 .............................         75,000     74,942,917
                                                                  ------------
SECURITY BROKERS & DEALERS--7.6%
Lehman Brothers Holdings Inc.
   5.520% 03/18/98 .............................         50,000     49,869,667
Merrill Lynch & Co. Canandian DCP
   5.610% 03/04/98 .............................         50,000     49,976,625
Morgan Stanley Group, Inc.
   5.430% 04/09/98 .............................         50,000     49,705,875
Lehman Brothers Holdings Inc.
   5.520% 05/28/98 .............................         40,000     39,460,267
Morgan Stanley Group, Inc.
   5.400% 07/23/98 .............................         40,000     39,136,000
                                                                  ------------
                                                                   228,148,434
                                                                  ------------
                                                         PAR
                                                        (000)         VALUE
                                                      --------   --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--4.3%
Asset Securitization Coop Corp.
   5.550% 04/06/98 ..........................         $ 50,000   $   49,722,500
Delaware Funding Corp.
   5.570% 03/16/98 ..........................           30,523       30,452,161
Sears Roebuck Acceptance Corp.
   5.460% 05/19/98 ..........................           50,000       49,400,917
                                                                 --------------
                                                                    129,575,578
                                                                 --------------
WHOLESALE - MISCELLANEOUS DURABLE GOODS--2.5%
Mitsubishi International Corp.
   5.510% 05/28/98 ..........................           25,000       24,663,278
   5.560% 04/28/98 ..........................           25,000       24,776,055
   5.560% 04/30/98 ..........................           25,000       24,768,333
                                                                 --------------
                                                                     74,207,666
                                                                 --------------
WHOLESALE GROCERIES & RELATED GOODS--1.6%
Mitsubishi International Corp.
   5.510% 05/29/98 ..........................           50,000       49,318,903
                                                                 --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,540,834,410) ................                     1,540,834,410
                                                                 --------------
MUNICIPAL BONDS--2.7%
FLORIDA--0.1%
Coral Springs,VRDN IDR (Suntrust)(DAGGER)
   5.600% 03/04/98 ..........................            2,700        2,700,000
                                                                 --------------
GEORGIA--0.3%
De Kalb County Development
   Authority VRDN Series 1995 B
   (Emory University Project)(DAGGER)
   5.600% 02/28/98 ..........................            9,485        9,485,000
                                                                 --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B(DAGGER)
   5.700% 03/04/98 ..........................            4,400        4,400,000
                                                                 --------------
INDIANA--0.2%
Bremen, Inc. TARN VRDN Series
   1996 B (Society National Bank,
   Cleveland)(DAGGER)
   5.610% 03/05/98 ..........................            4,400        4,400,000
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)       VALUE
                                               --------   ------------
KENTUCKY--0.1%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B(DAGGER)
   5.700% 03/04/98 .......................      $ 4,200   $ 4,200,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   5.600% 03/04/98 .......................        1,860     1,860,000
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995(DAGGER)
   5.600% 03/07/98 .......................        6,100     6,100,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   5.700% 03/04/98 .......................       14,000    14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   Series 1995(DAGGER)
   5.600% 03/07/98 .......................        7,000     7,000,000
                                                          -----------
                                                           28,960,000
                                                          -----------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp. VRDN(DAGGER)
   5.650% 03/04/98 .......................       11,700    11,700,000
                                                          -----------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project Series 1990)(DAGGER)
   5.700% 03/04/98 .......................      14,800    14,800,000
                                                         -----------
     TOTAL MUNICIPAL BONDS
       (Cost $80,645,000) ................                80,645,000
                                                         -----------

                                               PAR
                                              (000)        VALUE
                                             --------   ------------
MEDIUM TERM NOTES--15.2%
BANKS--3.3%
Skandinaviska Enskilda Banken
   Funding Inc.(DAGGER)
   5.550% 03/12/98 ...................       $ 50,000   $ 49,974,367
Skandinaviska Enskilda(DAGGER)
   5.610% 02/25/99 ...................         50,000     49,981,031
                                                        ------------
                                                          99,955,398
                                                        ------------
FINANCE SERVICES--6.1%
General American Life(DAGGER)
   5.820% 03/02/98 ...................         50,000     50,000,000
SMM Trust 1997-A(DAGGER)
   5.906% 03/23/98 ...................         20,000     20,000,000
SMM Trust 1997-L(DAGGER)
   5.625% 03/29/98 ...................         13,200     13,200,000
SMM Trust 1997-X(DAGGER)
   5.625% 03/12/98 ...................        100,000    100,000,000
                                                        ------------
                                                         183,200,000
                                                        ------------
SECURITY BROKERS & DEALERS--4.8%
Bear Stearns Companies, Inc.(DAGGER)
   5.601% 03/06/98 ...................         25,000     25,000,000
   5.595% 03/24/98 ...................         40,000     40,000,000
   5.605% 03/26/98 ...................         30,000     30,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.958% 03/05/98 ...................         50,000     50,000,000
                                                        ------------
                                                         145,000,000
                                                        ------------
SERVICES - AUTO RENT & LEASE--1.0%
PHH Corp(DAGGER)
   5.565% 03/13/98 ...................         30,000     29,991,082
                                                        ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $458,146,480) ...........                   458,146,480
                                                        ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)       VALUE
                                               --------   ------------
REPURCHASE AGREEMENTS--12.4%
  Goldman Sachs & Co.
    (Agreement dated 02/27/98 to be
    repurchased at $100,047,083,
    collateralized by $85,579,720
    Federal Home Loan Mortgage
    Corporation due 09/15/04 to
    11/15/23 and $63,500,000 Federal
    National Mortgage Association
    due 04/25/23. Market value of
    collateral is $103,000,000.)
    5.650% 03/02/98 ......................... $100,000  $ 100,000,000
  Lehman Government Securities Inc.
    (Agreement dated 02/27/98 to be
    repurchased at $100,045,000,
    collateralized by $71,305,000
    Federal Home Loan Mortgage
    Corporation due 10/15/22 to
    01/15/26 and $62,778,948 Federal
    National Mortgage Association
    due 10/25/08 to 10/25/22. Market
    value of collateral is
    $103,003,354.)
    5.400% 03/02/98 .........................  100,000    100,000,000
  Swiss Bank Corp.
   (Agreement dated 02/27/98 to be
   repurchased at $75,034,625 and
   $100,047,333, respectively,
   collateralized by $77,625,000
   Government National Mortgage
   Association due 10/20/27 and
   $102,914,000 Federal National
   Mortgage Association due 01/01/28.
   Market value of collateral is
   $184,783,604.)
   5.540% 03/02/98 ..........................   75,000    75,000,000
   5.680% 03/02/98 ..........................  100,000   100,000,000
                                                        ------------
     TOTAL REPURCHASE
       AGREEMENTS
       (Cost $375,000,000) ..................            375,000,000
                                                        ------------
TOTAL INVESTMENTS--99.5%
   (Cost $2,998,575,393) ....................          2,998,575,393

                                                            VALUE
                                                      --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% .....................         $   14,445,787
                                                      --------------
NET ASSETS (Applicable to
   1,504,186,443 Bedford shares,
   198,797 Cash Preservation shares,
   822,075,114 Janney Montgomery
   Scott shares, 686,561,111
   Sansom Street shares
   and 800 other shares)--100.0% ............        $3,013,021,180
                                                     ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($3,013,021,180 (DIVIDE) 3,013,022,265) ..                 $1.00
                                                              =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 1998 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER) Put Bonds --  Maturity  date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)      VALUE
                                               --------  ------------
MUNICIPAL BONDS--99.7%
ALABAMA--3.2%
Birmingham-Baptist Medical Centers
   Special Care Facilities Financing
   Authority RB (Senior Living
   Communities, Inc. Project) DN(DAGGER)
   3.500% 03/07/98 .....................        $5,530   $ 5,530,000
Montgomery Special Care Facilities
   Financing Authority RB 1985
   Series A DN(DAGGER)
   3.400% 03/07/98 .....................         2,570     2,570,000
Montgomery Special Care Facilities
   Financing Authority RB 1985
   Series G DN(DAGGER)
   3.400% 03/07/98 .....................         1,075     1,075,000
Montgomery Special Care Facilities
   Hospital Authority RB 1985
   Series D DN(DAGGER)
   3.400% 03/07/98 .....................         1,000     1,000,000
                                                         -----------
                                                          10,175,000
                                                         -----------
ALASKA--1.3%
Valdez Marine Terminal (ARCO
   Transportation Alaska, Inc.
   Project) TECP
   3.900% 03/09/98 .....................         4,300     4,300,000
                                                         -----------
ARIZONA--3.4%
Salt River Arizona Project Agricultural
   Improvement and Power
   District TECP
   3.750% 03/27/98 .....................        11,000    11,000,000
                                                         -----------
CALIFORNIA--10.0%
California Higher Education Student
   Loan RB DN Series D-2(DAGGER)
   4.000% 07/01/98 .....................         4,000     4,000,000
Los Angeles County Series A TAN
   4.500% 06/30/98 .....................        28,000    28,058,080
                                                         -----------
                                                          32,058,080
                                                         -----------
COLORADO--1.6%
Colorado State General Fund
   Series A TRAN
   4.500% 06/26/98 .....................         5,000     5,010,026
                                                         -----------
                                                 PAR
                                                (000)       VALUE
                                               -------  ------------
CONNECTICUT--0.9%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project)
   Series 1993 C MB(DOUBLE DAGGER)
   3.900% 07/01/98 ....................        $3,000   $ 3,000,000
                                                        -----------
DELAWARE--0.9%
The Delaware Economic Development
   Authority Gas Facilities (Delmarva
   Power & Light Project)
   Series 1993 C RB DN(DAGGER)
   3.550% 03/07/98 ....................         3,000     3,000,000
                                                        -----------
GEORGIA--5.7%
Brunswick and Glynn IDA Sewage
   Facility RB (Georgia-Pacific Corp.
   Project) DN Series 1996(DAGGER)
   3.600% 03/07/98 ....................         5,000     5,000,000
Forsyth County IDA RB (American
   Boa, Inc. Project) DN(DAGGER)
   3.600% 03/07/98 ....................         3,000     3,000,000
Fulton County IDA RB (Charles J.
   Mackarich Project) DN(DAGGER)
   3.600% 03/07/98 ....................         3,500     3,500,000
Savannah Economic Development
   Authority RB (Georgia Kaolin
   Inc) DN(DAGGER)
   3.550% 03/07/98 ....................         5,000     5,000,000
Winder-Barrow Industrial Building
   Authority (Georgia Barrow
   Property Project) DN(DAGGER)
   3.600% 03/07/98 ....................         1,650     1,650,000
                                                        -----------
                                                         18,150,000
                                                        -----------
ILLINOIS--10.1%
Chicago, Illinois Tender
   Notes MB(DOUBLE DAGGER)
   3.550% 02/04/99 ....................         2,000     2,000,000
Illinois Educational Facility Authority
   (College of Optometry)
   Series 83 DN(DAGGER)
   4.000% 03/07/98 ....................         5,300     5,300,000
Illinois Development Finance Authority
   (CHS Acquisition Corp. Project)
   DN(DAGGER)
   3.500% 03/07/98 ....................         5,035     5,035,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                PAR
                                               (000)      VALUE
                                             --------  ------------
ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   Environmental Facilities RB
   (Citizens Utility Co., Project)
   DN(DAGGER)
   3.600% 03/07/98 ...................        $6,000   $ 6,000,000
Illinois Development Financing
   Authority PCR (Illinois Power Co.
   Project) Series 1987 D DN(DAGGER)
   3.850% 03/07/98 ...................           900       900,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) TECP
   3.750% 05/27/98 ...................         8,000     8,000,000
Illinois Health Facility Authority
   (Evanston Hospital Corp. Project)
   Series 1996 MB(DOUBLE DAGGER)
   3.900% 07/31/98 ...................         5,000     5,000,000
                                                       -----------
                                                        32,235,000
                                                       -----------
INDIANA--11.5%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN +
   3.700% 03/07/98 ...................         5,000     5,000,000
Fort Wayne PCR Bonds (General
   Motors Corp. Project)
   Series 1985 DN(DAGGER)
   3.700% 03/07/98 ...................         2,300     2,300,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center I Project) DN(DAGGER)
   3.650% 03/07/98 ...................         2,900     2,900,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center II Project) DN(DAGGER)
   3.650% 03/07/98 ...................         5,000     5,000,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center III Project) DN(DAGGER)
   3.650% 03/07/98 ...................         4,500     4,500,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center IV Project) DN(DAGGER)
   3.650% 03/07/98 ...................         2,600     2,600,000

                                            PAR
                                           (000)       VALUE
                                          -------   ------------
INDIANA--(CONTINUED)
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center VI Project) DN(DAGGER)
   3.650% 03/07/98 ................        $4,900   $ 4,900,000
La Porte County Economic
   Development RB (Pedcor
   Investments - Woodland
   Crossing) DN(DAGGER)
   3.500% 03/07/98 ................         2,000     2,000,000
Portage Economic Development RB
   (Breckenridge Apartments
   Project) DN(DAGGER)
   3.600% 03/07/98 ................         4,650     4,650,000
Tippecanoe County DN(DAGGER)
   3.600% 03/07/98 ................         3,000     3,000,000
                                                    -----------
                                                     36,850,000
                                                    -----------
IOWA--1.9%
Iowa Finance Authority IDA RB
   (Dixie Bedding Co. Project)
   Series 1995 DN(DAGGER)
   3.600% 03/07/98 ................         3,000     3,000,000
Polk County Health Facilities
   Authority
   (Catholic Health Initiatives
   Series 1997 B) DN(DAGGER)
   3.450% 03/07/98 ................         3,000     3,000,000
                                                    -----------
                                                      6,000,000
                                                    -----------
KANSAS--3.8%
Kansas State Department of
   Transportation Highway RB
   Series B DN(DAGGER)
   3.350% 03/07/98 ................         5,000     5,000,000
Lawrence County Project IDA RB
   Series A DN(DAGGER)
   3.600% 03/05/98 ................         2,025     2,025,000
Shawnee IDA RB (Thrall Enterprises,
   Inc. Project) DN(DAGGER)
   3.500% 03/07/98 ................         5,100     5,100,000
                                                    -----------
                                                     12,125,000
                                                    -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                     PAR
                                                    (000)       VALUE
                                                   -------  ------------
KENTUCKY--4.8%
Hopkinsville IDA RB (Douglas
   Autotech Corp. Project)
   Series 1995 DN(DAGGER)
   4.300% 03/07/98 ........................        $7,700   $ 7,700,000
Maysville Solid Waste Disposal
   Facilities RB (Inland Container Corp.
   Project) Series 1992 TECP
   3.700% 05/13/98 ........................         2,800     2,800,000
   3.800% 05/20/98 ........................         5,000     5,000,000
                                                            -----------
                                                             15,500,000
                                                            -----------
LOUISIANA--2.0%
East Baton Rouge (Resource Recovery
   Improvements Parish Pacific Corp.
   Project) DN(DAGGER)
   4.400% 03/07/98 ........................         6,500     6,500,000
                                                            -----------
MASSACHUSETTS--2.5%
Massachusetts Education Financing
   RB Series 1997E DN(DAGGER)
   3.550% 03/07/98 ........................         8,000     8,000,000
                                                            -----------
MISSOURI--6.7%
Berkeley IDA RB (St. Louis Air Cargo
   Services, Inc. Project) DN(DAGGER)
   4.000% 03/07/98 ........................        12,900    12,900,000
Kansas City IDA Facility RB (K.C. Air
   Cargo Services, Inc. Project) DN(DAGGER)
   4.000% 03/07/98 ........................         7,400     7,400,000
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN(DAGGER)
   3.700% 03/07/98 ........................         1,100     1,100,000
                                                            -----------
                                                             21,400,000
                                                            -----------
NEBRASKA--1.2%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN(DAGGER)
   4.300% 03/07/98 ........................         3,800     3,800,000
                                                            -----------

                                               PAR
                                              (000)       VALUE
                                             -------  ------------
NEVADA--0.3%
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-2(DAGGER)
   3.600% 03/07/98 ...................        $ 880   $  880,000
                                                      ----------
NEW YORK--1.1%
New York State Energy Research and
   Development Authority PCR RB
   (Niagara Mohawk Power Project)
   Series 1985B DN(DAGGER)
   3.650% 03/07/98 ...................        3,400    3,400,000
                                                      ----------
NORTH CAROLINA--6.6%
Gastonia Certificates of Participation
   (Equipment Financing Project)
   Series 1997 DN(DAGGER)
   3.450% 03/07/98 ...................        4,900    4,900,000
North Carolina Education Facilities
   Finance Agency RB (Bowman Gray
   School of Medicine Project)
   Series 1990 DN(DAGGER)
   3.400% 03/07/98 ...................        1,500    1,500,000
North Carolina Educational Facilities
   Finance Agency (Duke University
   Project) DN(DAGGER)
   3.050% 03/07/98 ...................        4,000    4,000,000
North Carolina Educational Facilities
   Finance Agency RB (Elon College
   Project) Series 1997 DN
   3.400% 03/07/98 ...................          800      800,000
North Carolina Educational Facilities
   Finance Agency RB (Guilford
   College) Series 1997 DN(DAGGER)
   3.550% 03/07/98 ...................        3,000    3,000,000
North Carolina Educational Facilities
   Finance Agency RB (The Bowman
   Gray School of Medicine Project)
   Series 1996 DN(DAGGER)
   3.400% 03/07/98 ...................          500      500,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)       VALUE
                                                -------  ------------
NORTH CAROLINA--(CONTINUED)
North Carolina Medical Care
   Commission Hospital RB (Moses
   H. Cone Memorial Hospital Project)
   Series 1993 DN(DAGGER)
   3.400% 03/07/98 .....................        $  700   $   700,000
Rockingham County Industrial
   Facilities and Finance Authority
   PCR RB (Medibeg USA, Inc.)
   1997 DN(DAGGER)
   3.550% 03/07/98 .....................         3,000     3,000,000
Wake County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Carolina Power &
   Light Co. Project) Series 1987
   DN(DAGGER)
   3.850% 03/01/98 .....................           300       300,000
Wake County Industrial Facility PCR RB
   (Carolina Power & Light Co.)
   Series C DN(DAGGER)
   4.250% 03/07/98 .....................         2,300     2,300,000
                                                         -----------
                                                          21,000,000
                                                         -----------
OHIO--5.9%
Green County G.O. BAN
   4.000% 03/26/98 .....................         3,700     3,700,483
   4.500% 05/07/98 .....................         5,000     5,003,965
Lorain County (Catholic Healthcare
   Partners Project) Hospital Facilities
   RB 1997 A TECP
   3.450% 03/12/98 .....................         5,000     5,000,000
Mahoning County (Youngstown Iron
   & Metal Inc. Project) DN(DAGGER)
   3.600% 03/07/98 .....................         2,140     2,140,000
Parma City Series 1998 BAN
   4.950% 08/05/98 .....................         3,000     3,016,593
                                                         -----------
                                                          18,861,041
                                                         -----------
OKLAHOMA--0.6%
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN(DAGGER)
   3.600% 03/07/98 .....................         2,000     2,000,000
                                                         -----------

                                                   PAR
                                                  (000)        VALUE
                                                 -------   ------------
OREGON--0.9%
Portland Multifamily Housing RB
   Village of Lovejoy Fountain DN(DAGGER)
   3.550% 03/07/98 .......................       $ 3,000   $ 3,000,000
                                                           -----------
PENNSYLVANIA--2.0%
Emmaus General Authority RB Pooled
   Loan Series 1989G-2 DN(DAGGER)
   3.500% 03/01/98 .......................         2,000     2,000,000
Philadelphia Hospital & Higher
   Educational Facility Authority RB
   (Children's Hospital of Philadelphia
   Project) Series 1996-A DN(DAGGER)
   3.650% 03/01/98 .......................         3,100     3,100,000
Washington County Authority Lease
   Series 1985 DN(DAGGER)
   3.600% 03/07/98 .......................         1,400     1,400,000
                                                           -----------
                                                             6,500,000
                                                           -----------
TENNESSEE--3.9%
Montgomery County Public Building
   Authority Pooled Financing RB
   (Tennessee County Loan Pool) DN(DAGGER)
   3.450% 03/07/98 .......................         5,100     5,100,000
Montgomery County Public Building
   Authority Loan Pool G.O. DN(DAGGER)
   3.450% 03/07/98 .......................         2,400     2,400,000
Oak Ridge Solid Waste Disposal
   Facility Series 1996 M4
   (Environmental Project) DN(DAGGER)
   3.600% 03/07/98 .......................         5,100     5,100,000
                                                           -----------
                                                            12,600,000
                                                           -----------
TEXAS--4.0%
Angelina and Neches River Authority
   Solid Waste Disposal RB (Temple-
   Eastex Incorporated Project)
   Series 1993 TECP
   3.800% 05/18/98 .......................         7,450     7,450,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN(DAGGER)
   3.750% 03/07/98 .......................         1,300     1,300,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                     PAR
                                                    (000)        VALUE
                                                   -------   ------------
TEXAS--(CONTINUED)
State of Texas TRAN
   4.750% 08/31/98 ........................        $ 2,750   $  2,761,876
Texas State Veterans Housing
   Assistance Fund DN(DAGGER)
   3.350% 03/07/98 ........................          1,300      1,300,000
                                                             ------------
                                                               12,811,876
                                                             ------------
VIRGINIA--2.3%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN(DAGGER)
   3.400% 03/07/98 ........................          4,400      4,400,000
Culpepper IDA Residential Care
   Facility RB DN(DAGGER)
   3.450% 03/07/98 ........................            385        385,000
King George County IDA Exempt
   Facility RB (Birchwood Power
   Partners Project) Series 1996 DN(DAGGER)
   3.700% 03/01/98 ........................            600        600,000
Peninsula Ports Authority of Virginia
   Port Facility Refunding RB (Zeigler
   Coal Project) Series 1997 DN(DAGGER)
   3.700% 03/01/98 ........................          1,100      1,100,000
Peninsula Ports IDA RB (Allied Signal,
   Inc. Project) Series 1993 DN(DAGGER)
   3.500% 03/07/98 ........................          1,000      1,000,000
                                                             ------------
                                                                7,485,000
                                                             ------------
WISCONSIN--0.6%
Amery IDRB (Plastech Corporation)
   Series 1997 DN(DAGGER)
   3.750% 03/07/98 ........................          2,000      2,000,000
                                                             ------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $319,641,023) ....................                   319,641,023



                                                                VALUE
                                                            ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ...................                  $   942,262
                                                             -----------
NET ASSETS (Applicable to
  214,533,310 Bedford shares,
  99,373 Cash Preservation
  shares, 106,022,956 Janney
  Montgomery Scott shares, and
  800 other shares)--100.0% ...............                 $320,583,285
                                                            ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($320,583,285 (DIVIDE) 320,656,439) ....                        $1.00
                                                                   =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 1998 and the maturity shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................  Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RAW .............................................. Revenue Anticipation Warrants
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                      PAR
                                                     (000)        VALUE
                                                    -------   ------------
AGENCY OBLIGATIONS--46.4%
FEDERAL FARM CREDIT BANK--2.0%
   5.450% 03/03/98 .........................        $12,000   $ 11,999,959
                                                              ------------
FEDERAL HOME LOAN BANK--16.4%
   5.405% 03/02/98(DAGGER) .................         25,000     24,988,527
   5.713% 03/13/98 .........................         20,000     19,999,234
   6.080% 04/16/98 .........................         21,000     21,001,393
   5.420% 05/11/98 .........................         10,000      9,893,106
   5.682% 10/16/98 .........................         15,000     14,993,827
   5.555% 02/26/99 .........................         10,000     10,000,000
                                                              ------------
                                                               100,876,087
                                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--18.2%
   5.237% 03/03/98(DAGGER) .................         10,000     10,000,000
   5.669% 03/03/98(DAGGER) .................         25,000     24,991,069
   5.415% 03/17/98(DAGGER) .................         10,000      9,992,408
   5.710% 03/18/98 .........................         25,000     24,999,665
   5.890% 05/21/98 .........................         10,000     10,002,376
   5.840% 06/18/98 .........................         20,000     19,998,062
   5.370% 02/26/99 .........................         12,000     11,974,505
                                                              ------------
                                                               111,958,085
                                                              ------------
STUDENT LOAN MARKETING ASSOCIATION--9.8%
   5.469% 03/03/98(DAGGER) .................          9,000      8,999,662
   5.479% 03/03/98(DAGGER) .................          5,000      5,000,000
   5.469% 03/07/98(DAGGER) .................          8,560      8,551,340
   5.489% 03/07/98(DAGGER) .................         18,000     17,968,678
   5.790% 09/16/98 .........................         20,000     19,995,602
                                                              ------------
                                                                60,515,282
                                                              ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $285,349,413) .................                   285,349,413
                                                              ------------
REPURCHASE AGREEMENTS--52.7%
Greenwich Capital Markets
   (Agreement dated 02/27/98 to be
   repurchased at $50,023,667.
   Collateralized by $51,501,149.
   Resolution Trust Company Strips
   8.875 to 9.375%. Due 04/15/15 to
   04/15/30. Market value of
   collateral is $51,501,149.)
   5.680% 03/02/98 .........................       50,000      50,000,000

                                                     PAR
                                                    (000)        VALUE
                                                   -------   ------------
REPURCHASE AGREEMENTS--(CONTINUED)
Merrill Lynch
   (Agreement dated 01/21/98 to be
   repurchased at $40,549,000.
   Collateralized by $41,203,269.
   Federal National Mortgage
   Association Strips 6.5% to 7.00%.
   Due 03/31/26 to 11/01/27.
   Market value of collateral
   is $41,203,269.)
   5.490% 04/21/98 .........................       $40,000    $ 40,000,000
Merrill Lynch
   (Agreement dated 02/20/98 to be
   repurchased at $60,477,516.
   Collateralized by $61,801,009.
   Federal National Mortgage
   Association Strips 6.5 to 7.5%.
   Due 06/01/10 to 03/01/26.
   Market value of collateral
   is $61,801,009.)
   5.510% 04/21/98 .........................        60,000      60,000,000
Morgan Stanley
   (Agreement dated 02/27/98 to be
   repurchased at $100,047,391.
   Collateralized by $100,586,965.
   Federal National Mortgage
   Association Strips 5.34 to 8%.
   Due 02/28/99 to 01/01/28. Market
   value of collateral is $77,075,831.
   United States Treasury Notes 5.5%.
   Market value of collateral is
   $103,024,510.)
   5.687% 02/27/98 .........................       100,000     100,000,000
Morgan Stanley
   (Agreement dated 02/23/98 to be
   repurchased at $20,009,267.
   Collateralized by $49,803,000.
   Federal National Mortgage
   Association Strips 5.5 to 7.298%.
   Due 04/01/09 to 10/01/22. Market
   value of collateral is $20,528,085.
   United States Treasury Note 5.125%.
   Due 03/31/98. Market value of
   colleratal is $20,601,594.)
   5.560% 02/27/98 .........................       20,000       20,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                     PAR
                                                    (000)        VALUE
                                                   -------   ------------
Morgan Stanley & Co.
   (Agreement dated 01/07/98 to be
   repurchased at $40,548,833.
   Collateralized by $39,686,017.
   Federal Mortgage Corporation 7%.
   Due 01/01/28. Market value is
   $41,209,803.)
   5.550% 04/06/98 ..............................  $40,000    $ 40,000,000
Swiss Bank Corp.
   (Agreement dated 02/27/98 to be
   repurchased at $13,808,326
   Collateralized by $13,806,558.
   U.S. Treasury Note 6.375%.
   Due 03/31/01 to 05/15/20.
   Market value of collateral
   is $14,078,091.)
   5.430% 03/03/98 ..............................   13,800      13,800,000
                                                             -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $323,800,000) ......................              323,800,000
                                                             -------------
TOTAL INVESTMENTS AT VALUE--99.1%
   (Cost $609,149,413) ..........................              609,149,413

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.9% .........................                5,654,714
                                                             -------------
NET ASSETS (Applicable to
   218,724,010 Beford shares,
   396,094,280 Janney
   Montgomery Scott shares and 800
   other shares* )--100.0% ......................             $614,804,127
                                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($614,804,127 (DIVIDE) 614,819,090) ..........                    $1.00
                                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of February 28, 1998 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                             PAR
                                            (000)        VALUE
                                           -------   ------------
MUNICIPAL BONDS--99.5%
NEW YORK--92.6%
Alden, Town of, Erie County for Water
   System BAN
   4.125% 03/26/98 ..................       $1,750   $1,750,375
Caledonia-Mumford Central School
   District BAN
   4.250% 06/18/98 ..................        3,000    3,003,031
Chautauqua County IDA (The Red
   Wing Company, Inc.)
   Series 1985 DN(DAGGER)
   3.350% 03/05/98 ..................        2,000    2,000,000
Clarence County Central School
   District TAN 1997
   4.250% 06/30/98 ..................        2,300    2,302,693
Elmira, City of, Chemung County
   BAN 1997(DOUBLE DAGGER)
   4.250% 06/30/98 ..................        1,500    1,501,670
Geneva, City of, BAN 1997
   4.250% 06/05/98 ..................        2,072    2,073,224
Montgomery Town IDA DN(DAGGER)
   3.400% 03/16/98 ..................        1,300    1,300,000
New Paltz Central School District
   BAN
   4.125% 06/15/98 ..................        3,000    3,001,971
New York City Eagle Tax Exempt
   DN (Escrowed to Maturity in
   U.S. Treasuries)(DAGGER)
   3.510% 03/05/98 ..................        1,000    1,000,000
New York City G.O. 1995
   Series F-4 DN(DAGGER)
   3.250% 03/07/98 ..................        1,000    1,000,000
New York City G.O. Series F-5
   Bonds DN(DAGGER)
   3.250% 03/07/98 ..................        4,000    4,000,000
New York City G.O. Bonds DN 1995
   Series F-3(DAGGER)
   3.300% 03/07/98 ..................        6,800    6,800,000
New York City G.O. Bonds DN
   Series D(DAGGER)
   3.300% 03/07/98 ..................        1,200    1,200,000
New York City G.O. Bonds Series 1993
   Subseries A-10 DN(DAGGER)
   3.900% 03/01/98 ..................        1,800    1,800,000

                                              PAR
                                             (000)        VALUE
                                            -------   ------------
NEW YORK--(CONTINUED)
New York City G.O. Series B-2
   DN(DAGGER)
   3.900% 03/01/98 ...................       $  600   $  600,000
New York City G.O. DN
   Series 1994 A10(DAGGER)
   3.900% 03/01/98 ...................          500      500,000
New York City G.O. Series B DN(DAGGER)
   3.900% 03/01/98 ...................          900      900,000
New York City G. O. Bonds DN(DAGGER)
   3.300% 03/07/98 ...................        1,900    1,900,000
New York City Health and Hospitals
   Health System Bonds, 1997
   Series A DN(DAGGER)
   3.200% 03/07/98 ...................        1,500    1,500,000
New York City Housing Development
   Corp. Multi-Family Rental Housing
   RB DN (Monterey) 1997
   Series A DN(DAGGER)
   3.300% 03/07/98 ...................        5,000    5,000,000
New York City Housing Development
   Corp. Multi-Family Rental RB
   (Columbus Green) 1997
   Series A DN(DAGGER)
   3.200% 03/07/98 ...................        1,400    1,400,000
New York City IDA DN Laguardia
   Airport(DAGGER)
   3.300% 03/07/98 ...................        1,000    1,000,000
New York City IDA RB DN (Field
   Hotel Project)
   (JFK Airport)(DAGGER)
   3.300% 03/07/98 ...................          600      600,000
New York City IDA RB DN Series X
   (Spreading Machine Exchange
   Project)(DAGGER)
   3.150% 03/07/98 ...................          750      750,000
New York City Municipal Water and
   Sewer System Finance Authority
   Series 1995A DN(DAGGER)
   3.900% 03/01/98 ...................        4,000    4,000,000
New York City Municipal Water
   Finance Authority
   Series 5-B TECP
   3.450% 03/30/98 ...................        6,200    6,200,000
New York Local Government
   Assistance Bonds DN(DAGGER)
   3.150% 03/07/98 ...................        3,100    3,100,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                             PAR
                                            (000)        VALUE
                                           -------   ------------
NEW YORK--(CONTINUED)
New York Local Government
   Assistance Corp. DN(DAGGER)
   3.150% 03/07/98 ..................       $1,200   $1,200,000
   3.100% 03/07/98 ..................          300      300,000
   3.150% 03/07/98 ..................        8,200    8,200,000
New York Municipal Assistance Corp.
   (Public Benefit Corp. of State of
   N.Y.) DN(DAGGER)
   3.150% 03/07/98 ..................        4,600    4,600,000
New York State Dormitory Authority
   RB DN (Beverwyck Inc.)(DAGGER)
   3.300% 03/04/98 ..................        1,640    1,640,000
New York State Energy Research &
   Development Authority Electric
   Facilities RB 1995 Series A DN
   (Long Island Lighting Company
   Project)(DAGGER)
   3.550% 03/07/98 ..................        2,000    2,000,000
New York State Energy Research &
   Development Authority PCR RB
   (Niagara Mohawk Power)
   Series A DN(DAGGER)
   3.900% 03/01/98 ..................        2,300    2,300,000
New York State Energy Research &
   Development Authority PCR RB DN
   (Rochester Gas and Electric
   Corp.) 1997 C(DAGGER)
   3.150% 03/07/98 ..................        1,600    1,600,000
New York State Energy Research &
   Development Authority
   PCR RB MB(DOUBLE DAGGER)
   3.600% 03/01/98 ..................        1,500    1,500,000
New York State Energy Research &
   Development Authority RB DN
   (Long Island Lighting Co. Project)
   1997 Series A(DAGGER)
   3.300% 03/07/98 ..................        4,000    4,000,000
New York State Energy Research &
   Development Authority Series 1987
   B PCR (Niagara Mohawk) DN(DAGGER)
   3.950% 03/01/98 ..................        1,200    1,200,000

                                                 PAR
                                                (000)      VALUE
                                               -------  ------------
NEW YORK--(CONTINUED)
New York State Energy Research &
   Development Authority, State
   Electric & Gas Series 1985-A DN(DAGGER)
   3.650% 03/15/98 .......................      $3,000  $3,000,000
New York State Energy Research &
   Development Electric Facilities
   RB DN 1993 Series B (Long Island
   Lighting Co. Project)(DAGGER)
   3.600% 03/07/98 .......................         500     500,000
New York State Energy Research and
   Development Authority PCR RB
   (Niagara Mohawk Power Project)
   Series 1985B DN(DAGGER)
   3.650% 03/01/98 .......................       3,000   3,000,000
New York State Environmental
   Quality G.O. Series 1997 A TECP
   3.300% 03/10/98 .......................       1,300   1,300,000
New York State Housing Finance
   Agency DN Series A (Mount Sinai
   School Of Medicine)(DAGGER)
   3.250% 03/04/98 .......................       1,000   1,000,000
New York State Housing Finance
   Agency East 84th Street Housing
   RB 1995 Series A DN(DAGGER)
   3.300% 03/07/98 .......................       3,800   3,800,000
New York State Housing Finance
   Agency Multi-Family Mortgage
   RB DN (Pleasant Creek Meadows
   Project) / (AMBAC Insurance)(DAGGER)
   3.200% 03/07/98 .......................       1,400   1,400,000
New York State Housing Finance
   Agency Union Square South
   Housing RB 1996 Series A DN(DAGGER)
   3.300% 03/07/98 .......................       2,000   2,000,000
New York State Housing Finance
   Authority RB DN (250 West 50th
   Street Project) Series A(DAGGER)
   3.300% 03/07/98 .......................       3,000   3,000,000
New York State Housing Finance
   Authority RB Tribeca Park Housing
   Authority Series A DN(DAGGER)
   3.300% 03/07/98 .......................       4,000   4,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                    PAR
                                                   (000)        VALUE
                                                  -------   ------------
NEW YORK--(CONTINUED)
New York State Job Development
   Authority DN Series 1984
   D1 to D9(DAGGER)
   4.100% 03/02/98 .......................          $  55   $     55,000
New York State Job Development
   Authority DN Special Purpose
   Bonds Series 1984 G1 to G55(DAGGER)
   4.100% 03/02/98 .......................            120        120,000
New York State Job Development
   Authority DN Special Purpose
   Series 1986 A1 to A14(DAGGER)
   4.250% 03/07/98 .......................            460        460,000
New York State Job Development
   Authority DN Special Purpose
   Series C(DAGGER)
   4.100% 03/02/98 .......................            785        785,000
New York State Power MB(DOUBLE DAGGER)
   3.750% 03/01/98 .......................          1,500      1,500,000
Saint Lawrence County IDA
   Environmental Improvement
   RB DN (Reynolds Metals Co.)(DAGGER)
   3.400% 03/07/98 .......................          1,600      1,600,000
Smithtown Central School
   District TAN
   4.100% 06/29/98 .......................          1,000      1,000,627
Southeast, Town of, BAN 1997
   4.250% 03/27/98 .......................          1,810      1,810,620
Suffolk County IDA DN (Nissequogue
   Cogen) Series 1994(DAGGER)
   3.300% 03/04/98 .......................          3,600      3,600,000
Triborough Bridge and Tunnel
   Authority DN / (FGIC Insurance)(DAGGER)
   3.150% 03/07/98 .......................          2,100      2,100,000
Trust For Cultural Resources Bond
   (Carnegie Hall) Series 1990 DN(DAGGER)
   3.000% 03/07/98 .......................            100        100,000
                                                            ------------
                                                             124,854,211
                                                            ------------
PUERTO RICO--6.9%
Puerto Rico Government Development
   Bank 85 DN(DAGGER)
   2.900% 03/04/98 .......................          9,300      9,300,000
                                                            ------------



                                                                VALUE
                                                            ------------
TOTAL INVESTMENTS AT VALUE--99.5%
(Cost $134,154,211) ......................                  $134,154,211

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% ..................                       626,000
                                                            ------------
NET ASSETS (Applicable to
   108,821,352 Bedford shares,
   25,970,670 Janney
   Montgomery Scott shares and 800
   other shares)--100.0%                                    $134,780,211
                                                            ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($134,780,211 (DIVIDE) 134,792,822)                             $1.00
                                                                   =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 1998 and the maturity date shown is the longer of the next readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.
The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at February 28, 1998.

INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ........................................................  General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

                                                                                               GOVERNMENT        NEW YORK
                                                                               MUNICIPAL       OBLIGATIONS       MUNICIPAL
                                                           MONEY MARKET      MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                             PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                           ------------      ------------     ------------     ------------
Investment Income
   Interest ...............................................  $79,170,730      $6,613,612       $16,726,902      $2,175,843
                                                             -----------      ----------       -----------      ----------
Expenses
   Investment advisory fees ...............................    5,016,420         585,954         1,222,722         212,286
   Administration fees ....................................           --         174,661                --          60,653
   Distribution fees ......................................    6,201,939       1,023,587         1,738,709         345,181
   Service organization fees ..............................      281,246              --                --              --
   Directors' fees ........................................       24,442           3,101             5,252           1,063
   Custodian fees .........................................      220,426          37,392            54,663          17,092
   Transfer agent fees ....................................    1,885,453          63,268           315,846          26,205
   Legal fees .............................................       52,774           6,699            11,340           2,295
   Audit fees .............................................       32,785           4,141             7,044           1,428
   Registration fees ......................................      209,692          89,278            84,000           6,098
   Insurance expense ......................................       25,693           3,256             5,516           1,116
   Printing fees ..........................................      264,667          25,995            43,231           3,555
   Miscellaneous ..........................................          897             341               666             412
                                                              -----------      ----------       -----------      ----------
                                                              14,216,434       2,017,673         3,488,989         677,384

   Less fees waived .......................................   (1,872,337)       (471,601)         (332,806)       (173,316)
   Less expense reimbursement by advisor ..................     (273,085)         (7,600)         (221,501)             --
                                                              -----------      ----------       -----------      ----------
        Total expenses ....................................   12,071,012       1,538,472         2,934,682         504,068
                                                             -----------      ----------       -----------      ----------
   Net investment income ..................................   67,099,718       5,075,140        13,792,220       1,671,775
   Realized gain (loss) on investments ....................       10,099          (1,512)           (1,397)             --
                                                             -----------      ----------       -----------      ----------
   Net increase in net assets resulting from operations ...  $67,109,817      $5,073,628       $13,790,823      $1,671,775
                                                             ===========      ==========       ===========      ==========


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        MUNICIPAL MONEY
                                                  MONEY MARKET PORTFOLIO               MARKET PORTFOLIO
                                          ----------------------------------  ----------------------------------
                                                FOR THE           FOR THE           FOR THE          FOR THE
                                           SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                          FEBRUARY 28, 1998  AUGUST 31, 1997  FEBRUARY 28, 1998  AUGUST 31, 1997
                                          -----------------  ---------------  -----------------  ---------------
                                             (UNAUDITED)                         (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ................   $   67,099,718    $  116,087,132     $  5,075,140       $ 12,741,126
  Net gain (loss) on
    investments ........................           10,099            22,330           (1,512)            (3,917)
                                           --------------    --------------     ------------       ------------
  Net increase in net assets
    resulting from operations ..........       67,109,817       116,109,462        5,073,628         12,737,209
                                           --------------    --------------     ------------       ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .....................      (33,334,065)      (56,929,832)      (3,069,871)        (5,758,068)
    Bradford shares ....................               --                --         (405,975)        (4,148,194)
    Cash Preservation shares ...........           (5,235)          (10,852)          (1,397)            (2,492)
    Janney Montgomery Scott
      shares ...........................      (18,087,563)      (29,943,530)      (1,597,897)        (2,832,323)
    RBB shares .........................               --            (1,286)              --                (49)
    Sansom Street shares ...............      (15,672,855)      (29,201,632)              --                 --

      Total dividends to
        shareholders ...................      (67,099,718)     (116,087,132)      (5,075,140)       (12,741,126)
                                           --------------    --------------     ------------       ------------
Net capital share
  transactions .........................      312,985,452       504,179,861     (167,461,018)        67,161,386
                                           --------------    --------------     ------------       ------------
Total increase (decrease)
  in net assets ........................      312,995,551       504,202,191     (167,462,530)        67,157,469
Net Assets:
  Beginning of period ..................    2,700,025,629     2,195,823,438      488,045,815        420,888,346
                                           --------------    --------------     ------------       ------------
  End of period ........................   $3,013,021,180    $2,700,025,629     $320,583,285       $488,045,815
                                           ==============    ==============     ============       ============

                                                GOVERNMENT OBLIGATIONS                 NEW YORK MUNICIPAL
                                                MONEY MARKET PORTFOLIO               MONEY MARKET PORTFOLIO
                                           ----------------------------------  ----------------------------------
                                                 FOR THE         FOR THE             FOR THE          FOR THE
                                            SIX MONTHS ENDED   YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                           FEBRUARY 28, 1998  AUGUST 31, 1997  FEBRUARY 28, 1998  AUGUST 31, 1997
                                           -----------------  ---------------  -----------------  ---------------
                                              (UNAUDITED)                         (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ................     $ 13,792,220      $ 26,187,519      $  1,671,775      $  2,735,239
  Net gain (loss) on
    investments ........................           (1,397)           (1,291)               --                --
                                             ------------      ------------      ------------       -----------
  Net increase in net assets
    resulting from operations ..........       13,790,823        26,186,228         1,671,775         2,735,239
                                             ------------      ------------      ------------       -----------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .....................       (4,960,506)       (9,057,728)       (1,287,530)       (1,905,788)
    Bradford shares ....................         (185,038)       (2,084,419)               --                --
    Cash Preservation shares ...........               --                --                --                --
    Janney Montgomery Scott
      shares ...........................       (8,646,676)      (15,045,372)         (384,245)         (829,451)
    RBB shares .........................               --                --                --                --
    Sansom Street shares ...............               --                --                --                --

      Total dividends to
        shareholders ...................      (13,792,220)      (26,187,519)       (1,671,775)       (2,735,239)
                                             ------------      ------------      ------------       -----------
Net capital share
  transactions .........................          573,313        57,686,497        25,192,084        21,439,314
                                             ------------      ------------      ------------       -----------
Total increase (decrease)
  in net assets ........................          571,916        57,685,206        25,192,084        21,439,314
Net Assets:
  Beginning of period ..................      614,232,211       556,547,005       109,588,127        88,148,813
                                             ------------      ------------      ------------       -----------
  End of period ........................     $614,804,127      $614,232,211      $134,780,211      $109,588,127
                                             ============      ============      ============      ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          MONEY MARKET PORTFOLIO
                                      ----------------------------------------------------------------
                                         FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                       SIX MONTHS       YEAR         YEAR         YEAR         YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED
                                      FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                          1998         1997          1996         1995         1994
                                      ------------   ----------   ----------   ----------   ----------
                                       (UNAUDITED)

Net asset value,
  beginning of period ...............  $     1.00    $     1.00   $     1.00    $   1.00     $   1.00
                                       ----------    ----------   ----------    --------     --------
Income from investment operations:
  Net investment income .............      0.0236        0.0462       0.0469      0.0486       0.0278
                                       ----------    ----------   ----------    --------     --------
      Total from investment
        operations ..................      0.0236        0.0462       0.0469      0.0486       0.0278
                                       ----------    ----------   ----------    --------     --------
Less distributions
  Dividends (from net investment
    income) .........................     (0.0236)      (0.0462)     (0.0469)    (0.0486)     (0.0278)
                                       ----------    ----------   ----------    --------     --------
      Total distributions ...........     (0.0236)      (0.0462)     (0.0469)    (0.0486)     (0.0278)
                                       ----------    ----------   ----------    --------     --------
Net asset value, end of period ......  $     1.00    $     1.00   $     1.00    $   1.00     $   1.00
                                       ==========    ==========   ==========    ========     ========
Total Return ........................      4.87(c)        4.72%        4.79%       4.97%        2.81%
Ratios /Supplemental Data
  Net assets, end of period (000) ...  $1,504,190    $1,392,911   $1,109,334    $935,821     $710,737
  Ratios of expenses to average
    net assets ......................   .97%(a)(c)       .97%(a)      .97%(a)     .96%(a)      .95%(a)
  Ratios of net investment income
    to average net assets ...........     4.76%(c)        4.62%        4.69%       4.86%        2.78%

                                                      MUNICIPAL MONEY MARKET PORTFOLIO
                                        ----------------------------------------------------------------
                                          FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
                                        SIX MONTHS        YEAR         YEAR         YEAR         YEAR
                                           ENDED         ENDED        ENDED        ENDED        ENDED
                                        FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                           1998           1997         1996         1995         1994
                                        ------------   ----------   ----------   ----------   ----------
                                         (UNAUDITED)

Net asset value,
  beginning of period ...............     $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                          --------      --------     --------     --------     --------
Income from investment operations:
  Net investment income .............       0.0144        0.0285       0.0288       0.0297       0.0195
                                          --------      --------     --------     --------     --------
      Total from investment
        operations ..................       0.0144        0.0285       0.0288       0.0297       0.0195
                                          --------      --------     --------     --------     --------
Less distributions
  Dividends (from net investment
    income) .........................      (0.0144)      (0.0285)     (0.0288)     (0.0297)     (0.0195)
                                          --------      --------     --------     --------     --------
      Total distributions ...........      (0.0144)      (0.0285)     (0.0288)     (0.0297)     (0.0195)
                                          --------      --------     --------     --------     --------
Net asset value, end of period ......     $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                          ========      ========     ========     ========     ========
Total Return ........................       2.94(c)        2.88%        2.92%        3.01%        1.97%
Ratios /Supplemental Data
  Net assets, end of period (000) ...     $214,463      $213,034     $201,940     $198,425     $182,480
  Ratios of expenses to average
    net assets ......................    .89%(a)(c)       .85%(a)      .84%(a)      .82%(a)      .77%(a)
  Ratios of net investment income
    to average net assets ...........      2.89%(c)        2.85%        2.88%         2.97%       1.95%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.11% annualized for the six months ended February 28, 1998, 1.12%, 1.14%, 1.17% and 1.16% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.13% annualized for the six months ended February 28, 1998, 1.14%, 1.12%, 1.14% and 1.12%, for the
     years ended August 31, 1997, 1996, 1995 and 1994, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.
(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                      ----------------------------------------------------------------
                                         FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                       SIX MONTHS       YEAR         YEAR         YEAR         YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED
                                      FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                          1998         1997          1996         1995         1994
                                      ------------   ----------   ----------   ----------   ----------
                                       (UNAUDITED)

Net asset value,
  beginning of period ................   $   1.00    $   1.00      $   1.00     $   1.00     $   1.00
                                         --------    --------      --------     --------     --------
Income from investment operations:
  Net investment income ..............     0.0232      0.0449        0.0458       0.0475       0.0270
                                         --------    --------      --------     --------     --------
      Total from investment
        operations ...................     0.0232      0.0449        0.0458       0.0475       0.0270
                                         --------    --------      --------     --------     --------
Less distributions
  Dividends (from net investment
    income) ..........................    (0.0232)    (0.0449)      (0.0458)     (0.0475)     (0.0270)
                                         --------    --------      --------     --------     --------
      Total distributions ............    (0.0232)    (0.0449)      (0.0458)     (0.0475)     (0.0270)
                                         --------    --------      --------     --------     --------
Net asset value, end of period .......   $   1.00    $   1.00      $   1.00     $   1.00     $   1.00
                                         ========    ========      ========     ========     ========
Total Return .........................    4.77%(c)      4.59%         4.68%        4.86%        2.73%
Ratios /Supplemental Data
  Net assets, end of period (000) ....   $218,737    $209,715      $192,599     $163,398     $166,418
  Ratios of expenses to average
    net assets ....................... .975%(a)(c)    .975%(a)      .975%(a)     .975%(a)     .975%(a)
  Ratios of net investment income
    to average net assets ............    4.67%(c)      4.49%         4.58%        4.75%        2.70%

                                                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                         ----------------------------------------------------------------
                                           FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
                                         SIX MONTHS        YEAR         YEAR         YEAR         YEAR
                                            ENDED         ENDED        ENDED        ENDED        ENDED
                                         FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                            1998           1997         1996         1995         1994
                                         ------------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)

Net asset value,
  beginning of period ..................   $   1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                           --------       -------      -------      -------      -------
Income from investment operations:
  Net investment income ................     0.0137        0.0276       0.0278       0.0290       0.0198
                                           --------       -------      -------      -------      -------
      Total from investment
        operations .....................     0.0137        0.0276       0.0278       0.0290       0.0198
                                           --------       -------      -------      -------      -------
Less distributions
  Dividends (from net investment
    income) ............................    (0.0137)      (0.0276)     (0.0278)     (0.0290)     (0.0198)
                                           --------       -------      -------      -------      -------
      Total distributions ..............    (0.0137)      (0.0276)     (0.0278)     (0.0290)     (0.0198)
                                           --------       -------      -------      -------      -------
Net asset value, end of period .........   $   1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                           ========       =======      =======      =======      =======
Total Return ...........................    2.80%(c)        2.80%        2.83%        2.94%        2.00%
Ratios /Supplemental Data
  Net assets, end of period (000) ......   $108,810       $79,146      $68,116      $60,330      $52,222
  Ratios of expenses to average
    net assets .........................  .84%(a)(c)       .80%(a)      .78%(a)      .76%(a)      .50%(a)
  Ratios of net investment income
    to average net assets ..............     2.74(c)        2.76%        2.78%        2.90%        1.98%

(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.09% annualized for the six months ended February 28, 1998, 1.09%, 1.10%, 1.13% and 1.17% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12% annualized for the six months ended February 28, 1998, 1.13%, 1.14%, 1.22% and 1.20% for the years ended August 31, 1997, 1996,
     1995 and 1994, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.
(c)  Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 14.03 billion shares are currently classified into eighty-three classes. Each class represents an interest in one of twenty-three investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family and the Boston Partners Family. The Bedford Family represents interests in four portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York state and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

              G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC")*, a wholly-owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the four portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios. The New York Municipal Money Market Portfolio has no sub-advisor.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

            PORTFOLIO                              ANNUAL RATE
 ----------------------------      --------------------------------------------
 Money Market and Government       .45% of first $250 million of net assets;
   Obligations Money Market        .40% of next $250 million of net assets;
   Portfolios                      .35% of net assets in excess of $500 million.

 Municipal Money Market and        .35% of first $250 million of net assets;
   New York Municipal Money        .30% of next $250 million of net assets;
   Market Portfolios               .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1998, advisory fees and waivers for the four investment portfolios were as follows:



                                               GROSS                      NET
                                             ADVISORY                  ADVISORY
                                                FEE        WAIVER         FEE
                                            ----------  ------------  ----------
  Money Market Portfolio                    $5,016,420  $(1,867,833)  $3,148,587
  Municipal Money Market  Portfolio            585,954     (467,038)     118,916
  Government Obligations Money
    Market Portfolio                         1,222,722     (332,806)     889,916
  New York Municipal Money Market Portfolio    212,286     (173,316)      38,970

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the six months ended February 28, 1998, the reimbursed expenses were $273,085, $7,600 and $221,501 for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio, respectively.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

*As of March 31, 1998, PNC Institutional Management Corporation has officially changed their name to BlackRock Institutional Management Corporation.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1998, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:

                                                                   GROSS                                  NET
                                                              TRANSFER AGENCY                       TRANSFER AGENCY
                                                                    FEE              WAIVER               FEE
                                                              ---------------      ------------     ---------------
Money Market Portfolio
     Bedford Class                                              $  994,000          $    --           $  994,000
     Cash Preservation Class                                         4,812           (4,504)                 308
     Janney Montgomery Scott Class                                 698,290               --              698,290
     Sansom Street Class                                           188,351              --               188,351
                                                                ----------          -------           ----------
        Total Money Market Portfolio                            $1,885,453          $(4,504)          $1,880,949
                                                                ==========          =======           ==========
Municipal Money Market Portfolio
     Bedford Class                                              $   54,000          $    --           $   54,000
     Bradford Class                                                  2,914               --                2,914
     Cash Preservation Class                                         4,720           (4,563)                 157
     Janney Montgomery Scott Class                                   1,634               --                1,634
                                                                ----------          -------           ----------
        Total Municipal Money Market Portfolio                  $   63,268          $(4,563)          $   58,705
                                                                ==========          =======           ==========
Government Obligations Money Market Portfolio
     Bedford Class                                              $   41,846          $    --           $   41,846
     Bradford Class                                                    --                --                   --
     Janney Montgomery Scott Class                                 274,000               --              274,000
                                                                ----------          -------           ----------
        Total Government Obligations Money Market Portfolio     $  315,846               --           $  315,846
                                                                ==========          =======           ==========
New York Municipal Money Market Portfolio
     Bedford Class                                              $   26,205          $    --           $   26,205
     Janney Montgomery Scott Class                                     --                --                   --
                                                                ----------          -------           ----------
        Total New York Municipal Money Market Portfolio         $   26,205          $    --           $   26,205
                                                                ==========          =======           ==========

     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the six months ended February 28, 1998, administration fees and waivers for the two portfolios were as follows:
                                                              ADMINISTRATION
                                                                    FEE
                                                              --------------
     Municipal Money Market Portfolio                            $174,661
     New York Municipal Money Market Portfolio                     60,653

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 1998, distribution fees for each class were as follows:

                                                                   DISTRIBUTION
                                                                        FEE
                                                                   ------------
  Money Market Portfolio
      Bedford Class                                                 $3,750,884
      Cash Preservation Class                                              438
      Janney Montgomery Scott Class                                  2,291,871
      Sansom Street Class                                              158,746
                                                                    ----------
          Total Money Market Portfolio                              $6,201,939
                                                                    ==========
  Municipal Money Market Portfolio
      Bedford Class                                                 $  612,317
      Bradford Class                                                    83,480
      Cash Preservation Class                                              199
      Janney Montgomery Scott Class                                    327,591
                                                                    ----------
          Total Municipal Money Market Portfolio                    $1,023,587
                                                                    ==========
  Government Obligations Money Market Portfolio
      Bedford Class                                                 $  598,444
      Bradford Class                                                    23,951
      Janney Montgomery Scott Class                                  1,116,314
                                                                    ----------
          Total Government Obligations Money Market Portfolio       $1,738,709
                                                                    ==========
  New York Municipal Money Market Portfolio
      Bedford Class                                                 $  262,961
      Janney Montgomery Scott Class                                     82,220
                                                                    ----------
          Total New York Municipal Money Market Portfolio           $  345,181
                                                                    ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1998, service organization fees were $281,246 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                                    MUNICIPAL MONEY MARKET             GOVERNMENT OBLIGATIONS
                                MONEY MARKET PORTFOLIO                    PORTFOLIO                     MONEY MARKET PORTFOLIO
                         ----------------------------------  ----------------------------------  ----------------------------------
                              FOR THE           FOR THE           FOR THE          FOR THE            FOR THE          FOR THE
                          SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                         FEBRUARY 28, 1998  AUGUST 31, 1997  FEBRUARY 28, 1998  AUGUST 31, 1997  FEBRUARY 28, 1998  AUGUST 31, 1997
                         -----------------  ---------------  -----------------  ---------------  -----------------  ---------------
                             (UNAUDITED)                        (UNAUDITED)                         (UNAUDITED)
                                VALUE             VALUE            VALUE             VALUE             VALUE            VALUE
                          ---------------   ---------------   -------------     ---------------    -------------    --------------
Shares sold:
   Bedford Class          $ 2,522,717,905   $ 4,513,203,668   $ 725,067,290     $ 1,075,834,153    $ 352,750,273    $  606,875,958
   Bradford Class                      --                --      59,917,620         586,482,906       14,367,468       171,813,924
   Cash Preservation
     Class                         26,316           175,000          29,952              82,717               --                --
   Janney Montgomery
     Scott Class            1,839,610,433     3,087,651,502     217,468,131         406,706,164      708,307,426     1,232,450,606
   RBB Class                           --             4,744              --                 200               --                --
   Sansom Street Class      1,087,883,963     1,965,226,666              --                  --               --                --

Shares issued in
  reinvestment of
  dividends:
   Bedford Class               33,898,767        55,886,643       3,104,574           5,696,659        5,062,153         8,971,804
   Bradford Class                      --                --         427,390           4,016,410          214,626         2,002,758
   Cash Preservation
     Class                          5,415            10,748           1,354               2,358               --                --
   Janney Montgomery
     Scott Class               18,501,314        29,670,134       1,639,541           2,820,771        8,836,183        14,958,191
   RBB Class                           --             1,361              --                  53               --                --
   Sansom Street Class         11,686,521        20,645,930              --                  --               --                --

Shares repurchased:
   Bedford Class           (2,445,340,436)   (4,285,531,838)   (726,739,306)     (1,070,439,669)    (348,774,046)     (598,765,148)
   Bradford Class                      --                --    (226,438,837)       (553,804,071)     (66,190,134)     (179,400,377)
   Cash Preservation
      Class                       (75,149)         (145,893)        (28,876)           (103,897)              --                --
   Janney Montgomery
     Scott Class           (1,772,888,931)   (2,942,342,585)   (221,909,851)       (390,127,972)    (674,000,636)   (1,201,221,219)
   RBB Class                           --           (67,517)             --              (5,396)              --                --
   Sansom Street Class       (983,040,666)   (1,940,208,702)             --                  --               --                --
                          ---------------   ---------------   -------------      --------------    -------------     -------------
Net increase (decrease)   $   312,985,452   $   504,179,861   $(167,461,018)     $   67,161,386    $     573,313     $  57,686,497
                          ===============   ===============   =============      ==============    =============     =============
Bedford Shares
  authorized                1,500,000,000     1,500,000,000     500,000,000         500,000,000      500,000,000       500,000,000
                          ===============   ===============   =============      ==============    =============     =============


                                   NEW YORK MUNICIPAL
                                 MONEY MARKET PORTFOLIO
                          -----------------------------------
                               FOR THE           FOR THE
                           SIX MONTHS ENDED     YEAR ENDED
                          FEBRUARY 28, 1998   AUGUST 31, 1997
                          -----------------   ---------------
                             (UNAUDITED)
                                VALUE              VALUE
                            -------------      -------------
Shares sold:
   Bedford Class            $ 198,382,196      $ 314,988,541
   Bradford Class                      --                 --
   Cash Preservation
     Class                             --                 --
   Janney Montgomery
     Scott Class               55,971,882        122,951,798
   RBB Class                           --                 --
   Sansom Street Class                 --                 --

Shares issued in
  reinvestment of
  dividends:
   Bedford Class                1,302,764          1,871,473
   Bradford Class                      --                 --
   Cash Preservation
     Class                             --                 --
   Janney Montgomery
     Scott Class                  398,072            821,173
   RBB Class                           --                 --
   Sansom Street Class                 --                 --

Shares repurchased:
   Bedford Class             (170,020,493)      (305,831,837)
   Bradford Class                      --                 --
   Cash Preservation
      Class                            --                 --
   Janney Montgomery
     Scott Class              (60,842,337)      (113,361,834)
   RBB Class                           --                 --
   Sansom Street Class                 --                 --
                            -------------      -------------
Net increase (decrease)     $  25,192,084      $  21,439,314
                            =============      =============
Bedford Shares
  authorized                  500,000,000        500,000,000
                            =============      =============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 4. NET ASSETS

     At February 28, 1998, net assets consisted of the following:

                                                                                        GOVERNMENT                 NEW YORK
                                                                MUNICIPAL               OBLIGATIONS                MUNICIPAL
                                        MONEY MARKET          MONEY MARKET             MONEY MARKET              MONEY MARKET
                                         PORTFOLIO             PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                        ------------          ------------             ------------              ------------
Capital paid-in
   Bedford Class                     $1,504,186,443           $214,533,311             $218,724,010             $108,821,352
   Cash Preservation Class                  198,797                 99,373                       --                       --
   Janney Montgomery Scott Class        822,075,114            106,022,955              396,094,280               25,970,670
   Sansom Street Class                  686,561,111                     --                       --                       --
   Other Classes                                800                    800                      800                      800

Accumulated net realized gain (loss)
  on investments
   Bedford Class                               (839)               (73,189)                  (5,673)                 (12,592)
   Cash Preservation Class                       --                      3                       --                       --
   Janney Montgomery Scott Class              1,028                     32                   (9,290)                     (19)
   Sansom Street Class                       (1,274)                    --                       --                       --
                                     --------------           ------------             ------------             ------------
                                     $3,013,021,180           $320,583,285             $614,804,127             $134,780,211
                                     ===============          ============             ============             ============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott and Sansom Street. The Fund currently offers two other classes of shares representing interests in the Municipal Money Market Portfolio: Cash Preservation and Janney Montgomery Scott. The Fund currently offers one other class of shares representing interests in the Government Obligations Money Market Portfolio: Janney Montgomery Scott. The Fund currently offers one other class of shares representing an interest in the New York Municipal Money Market
Portfolio: Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of Cash Preservation Class is not presented in this report due to its immateriality. Such information is available in the annual report of the Cash Preservation family. The financial highlights of certain of the other classes are as follows:

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES(c)


                                                    FOR THE           FOR THE          FOR THE          FOR THE         FOR THE
                                                     MONTH             YEAR             YEAR             YEAR            YEAR
                                                     ENDED             ENDED            ENDED            ENDED           ENDED
                                              SEPTEMBER 30, 1997  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994
                                              ------------------  ---------------  ---------------  ---------------  ---------------
                                                 (UNAUDITED)
Net asset value, beginning of period .........     $   1.00           $   1.00         $   1.00         $   1.00         $   1.00
                                                   --------           --------         --------         --------         --------
Income from investment operations:
   Net investment income .....................       0.0038             0.0449           0.0458           0.0475           0.0270
                                                   --------           --------         --------         --------         --------
       Total from investment operations ......       0.0038             0.0449           0.0458           0.0475           0.0270
                                                   --------           --------         --------         --------         --------
Less distributions
Dividends (from net investment income) .......      (0.0038)           (0.0449)         (0.0458)         (0.0475)         (0.0270)
                                                   --------           --------         --------         --------         --------
       Total distributions ...................      (0.0038)           (0.0449)         (0.0458)         (0.0475)         (0.0270)
                                                   --------           --------         --------         --------         --------
Net asset value, end of period ...............     $   1.00           $   1.00         $   1.00         $   1.00         $   1.00
                                                   ========           ========         ========         ========         ========
Total Return .................................      4.74%(b)             4.59%            4.68%            4.86%            2.73%
Ratios /Supplemental Data
   Net assets, end of period .................     $ 44,931          $ 51,608          $ 57,190         $ 46,509         $ 39,732
   Ratios of expenses to average net assets ..   .975%(a)(b)          .975%(a)          .975%(a)         .975%(a)         .975%(a)
   Ratios of net investment income to
     average net assets ......................      4.64%(b)            4.49%             4.58%            4.75%            2.70%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.08% annualized for the month ended September 30, 1997, 1.09%, 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1997,
     1996, 1995 and 1994, respectively.
(b)  Annualized.
(c) On October 1, 1997, the Government Obligation Portfolio's Bradford Class of 44,971,583 shares were liquidated.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES(c)


                                                   FOR THE           FOR THE          FOR THE          FOR THE         FOR THE
                                                    MONTH             YEAR             YEAR             YEAR            YEAR
                                                    ENDED             ENDED            ENDED            ENDED           ENDED
                                             SEPTEMBER 30, 1997  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994
                                             ------------------  ---------------  ---------------  ---------------  ---------------
                                                (UNAUDITED)
Net asset value, beginning of period ........     $   1.00           $   1.00         $   1.00         $   1.00         $   1.00
                                                  --------           --------         --------         --------         --------
Income from investment operations:
   Net investment income ....................       0.0024             0.0285           0.0288           0.0297           0.0195
                                                  --------           --------         --------         --------         --------
       Total from investment operations .....       0.0024             0.0285           0.0288           0.0297           0.0195
                                                  --------           --------         --------         --------         --------
Less distributions
Dividends (from net investment income) ......      (0.0024)           (0.0285)         (0.0288)         (0.0297)         (0.0195)
                                                  --------           --------         --------         --------         --------
       Total distributions ..................      (0.0024)           (0.0285)         (0.0288)         (0.0297)         (0.0195)
                                                  --------           --------         --------         --------         --------
Net asset value, end of period ..............     $   1.00           $   1.00         $   1.00         $   1.00         $   1.00
                                                  ========           ========         ========         ========         ========
Total Return ................................      2.97%(b)             2.88%            2.92%            3.01%            1.97%
Ratios /Supplemental Data
   Net assets, end of period ................     $168,172           $166,089         $129,399         $110,936         $100,089
   Ratios of expenses to average net assets .    .89%(a)(b)            .85%(a)          .84%(a)          .82%(a)          .77%(a)
   Ratios of net investment income to
     average net assets .....................      2.92%(b)             2.85%            2.88%            2.97%            1.95%

(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.13% annualized for the month ended September 30, 1997, 1.14%, 1.12%, 1.14%, 1.11% and 1.16% for
     the years ended August 31, 1997, 1996, 1995 and 1994, respectively.
(b)  Annualized.
(c) On October 1, 1997, the Municipal Money Market Portfolio's Bradford Class of 168,177,203 shares were liquidated.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                         MONEY MARKET PORTFOLIO
                                              ---------------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                   FOR THE             FOR THE            FOR THE          JUNE 12, 1995
                                                 SIX MONTHS             YEAR               YEAR          (COMMENCEMENT OF
                                                    ENDED               ENDED              ENDED          OPERATIONS) TO
                                              FEBRUARY 28, 1998    AUGUST 31, 1997    AUGUST 31, 1996     AUGUST 31, 1995
                                              -----------------    ---------------    ---------------    ----------------
                                                 (UNAUDITED)

Net asset value, beginning of period .........    $   1.00            $   1.00            $   1.00            $   1.00
                                                  --------            --------            --------            --------
Income from investment operations:
  Net investment income ......................      0.0235              0.0459              0.0465              0.0112
                                                  --------            --------            --------            --------
    Total from investment operations .........      0.0235              0.0459              0.0465              0.0112
                                                  --------            --------            --------            --------
Less distributions
  Dividends (from net investment income) .....     (0.0235)            (0.0459)            (0.0465)            (0.0112)
                                                  --------            --------            --------            --------
    Total distributions ......................     (0.0235)            (0.0459)            (0.0465)            (0.0112)
                                                  --------            --------            --------            --------
Net asset value, end of period ...............    $   1.00            $   1.00            $   1.00            $   1.00
                                                  ========            ========            ========            ========
Total Return .................................     4.84%(b)              4.69%               4.76%             5.30%(b)
Ratios /Supplemental Data
  Net assets, end of period (000) ............    $822,080            $736,855            $561,865            $443,645
  Ratios of expenses to average net assets ...  1.00%(a)(b)            1.00%(a)            1.00%(a)         1.00%(a)(b)
  Ratios of net investment income to average
    net assets ...............................     4.76%(b)              4.59%               4.65%             5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.21% for the six months ended February 28, 1998, 1.22%, 1.23% and 1.23% for the years ended August 31, 1997, 1996 and 1995, respectively.
(b)  Annualized.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (CONTINUED)


                                                                    MUNICIPAL MONEY MARKET PORTFOLIO
                                              ---------------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                   FOR THE             FOR THE            FOR THE          JUNE 12, 1995
                                                 SIX MONTHS             YEAR               YEAR          (COMMENCEMENT OF
                                                    ENDED               ENDED              ENDED          OPERATIONS) TO
                                              FEBRUARY 28, 1998    AUGUST 31, 1997    AUGUST 31, 1996     AUGUST 31, 1995
                                              -----------------    ---------------    ---------------     ---------------
                                                 (UNAUDITED)

Net asset value, beginning of period .........    $   1.00            $   1.00            $  1.00            $   1.00
                                                  --------            --------            -------            --------
Income from investment operations:
  Net investment income ......................      0.0145              0.0285             0.0278              0.0063
                                                  --------            --------            -------            --------
    Total from investment operations .........      0.0145              0.0285             0.0278              0.0063
                                                  --------            --------            -------            --------
Less distributions
  Dividends (from net investment income) .....     (0.0145)            (0.0285)           (0.0278)            (0.0063)
                                                  --------            --------            -------            --------
    Total distributions ......................     (0.0145)            (0.0285)           (0.0278)            (0.0063)
                                                  --------            --------            -------            --------
Net asset value, end of period ...............    $   1.00            $   1.00            $  1.00            $   1.00
                                                  ========            ========            =======            ========
Total Return .................................     2.96%(b)              2.89%              2.81%             2.87%(b)
Ratios /Supplemental Data
  Net assets, end of period (000) ............    $106,021            $108,826            $89,428            $113,256
  Ratios of expenses to average net assets ...  0.86%(a)(b)            0.85%(a)           0.94%(a)         1.00%(a)(b)
  Ratios of net investment income to average
    net assets ...............................     2.93%(b)              2.85%              2.78%             2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.13% for the six months ended February 28, 1998, 1.13%, 1.23% and 1.30% for the years ended August 31, 1997, 1996 and 1995, respectively.
(b)  Annualized.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (CONTINUED)


                                                              GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                              ---------------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                   FOR THE             FOR THE            FOR THE          JUNE 12, 1995
                                                 SIX MONTHS             YEAR               YEAR          (COMMENCEMENT OF
                                                    ENDED               ENDED              ENDED          OPERATIONS) TO
                                              FEBRUARY 28, 1998    AUGUST 31, 1997    AUGUST 31, 1996     AUGUST 31, 1995
                                              -----------------    ---------------    ---------------     ---------------
                                                 (UNAUDITED)

Net asset value, beginning of period .........    $   1.00            $   1.00            $   1.00            $   1.00
                                                  --------            --------            --------            --------
Income from investment operations:
  Net investment income ......................      0.0230              0.0447              0.0456              0.0109
                                                  --------            --------            --------            --------
    Total from investment operations .........      0.0230              0.0447              0.0456              0.0109
                                                  --------            --------            --------            --------
Less distributions
  Dividends (from net investment income) .....     (0.0230)            (0.0447)            (0.0456)            (0.0109)
                                                  --------            --------            --------            --------
    Total distributions ......................     (0.0230)            (0.0447)            (0.0456)            (0.0109)
                                                  --------            --------            --------            --------
Net asset value, end of period ...............    $   1.00            $   1.00            $   1.00            $   1.00
                                                  ========            ========            ========            ========
Total Return .................................     4.75%(b)              4.56%               4.66%             5.03%(b)
Ratios /Supplemental Data
  Net assets, end of period (000) ............    $396,067            $352,950           $306,757             $302,585
  Ratios of expenses to average net assets ...  1.00%(a)(b)            1.00%(a)           1.00%(a)          1.00%(a)(b)
  Ratios of net investment income to average
    net assets ...............................     4.65%(b)              4.47%              4.56%              4.91%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.23% for the six months ended February 28, 1998, 1.23%, 1.25% and 1.28% for the years ended August 31, 1997, 1996 and 1995 respectively.
(b)  Annualized.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (CONTINUED)



                                                               NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                              ---------------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                   FOR THE             FOR THE            FOR THE          JUNE 9, 1995
                                                 SIX MONTHS             YEAR               YEAR          (COMMENCEMENT OF
                                                    ENDED               ENDED              ENDED          OPERATIONS) TO
                                              FEBRUARY 28, 1998    AUGUST 31, 1997    AUGUST 31, 1996     AUGUST 31, 1995
                                              -----------------    ---------------    ---------------     ---------------
                                                 (UNAUDITED)

Net asset value, beginning of period .........    $  1.00             $  1.00             $  1.00             $  1.00
                                                  -------             -------             -------             -------
Income from investment operations:
  Net investment income ......................     0.0140              0.0276              0.0262              0.0062
                                                  -------             -------             -------             -------
    Total from investment operations .........     0.0140              0.0276              0.0262              0.0062
                                                  -------             -------             -------             -------
Less distributions
  Dividends (from net investment income) .....    (0.0140)            (0.0276)            (0.0262)            (0.0062)
                                                  -------             -------             -------             -------
    Total distributions ......................    (0.0140)            (0.0276)            (0.0262)            (0.0062)
                                                  -------             -------             -------             -------
Net asset value, end of period ...............    $  1.00             $  1.00             $  1.00             $  1.00
                                                  =======             =======             =======             =======
Total Return .................................     2.84(b)              2.80%               2.65%             2.72%(b)
Ratios /Supplemental Data
  Net assets, end of period (000) ............    $25,970             $30,442             $20,032             $14,671
  Ratios of expenses to average net assets ...  .80%(a)(b)             .80%(a)             .93%(a)         1.00%(a)(b)
  Ratios of net investment income to average
    net assets ...............................     2.80(b)              2.76%               2.62%             2.68%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the New York Municipal Money Markey Portfolio would have been 1.09% annualized for the six months ended February 28, 1998, 1.13%, 1.25% and 1.28% for years ended August 31, 1997,
     1996 and 1995 respectively.
(b)  Annualized.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                     MONEY MARKET PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                                    FOR THE           FOR THE          FOR THE         FOR THE         FOR THE
                                                  SIX MONTHS           YEAR             YEAR             YEAR             YEAR
                                                     ENDED             ENDED            ENDED            ENDED            ENDED
                                               FEBRUARY 28, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994
                                               -----------------  ---------------  ---------------  ---------------  ---------------
                                                  (UNAUDITED)

Net asset value, beginning of period .........      $   1.00         $   1.00           $   1.00         $   1.00        $   1.00
                                                    --------         --------           --------         --------        --------
Income from investment operations:
   Net investment income .....................        0.0260           0.0510             0.0518           0.0543          0.0334
                                                    --------         --------           --------         --------        --------
       Total from investment operations ......        0.0260           0.0510             0.0518           0.0543          0.0334
                                                    --------         --------           --------         --------        --------
Less distributions
Dividends (from net investment income) .......       (0.0260)         (0.0510)           (0.0518)         (0.0543)        (0.0334)
                                                    --------         --------           --------         --------        --------
       Total distributions ...................       (0.0260)         (0.0510)           (0.0518)         (0.0543)        (0.0334)
                                                    --------         --------           --------         --------        --------
Net asset value, end of period ...............      $   1.00         $   1.00           $   1.00         $   1.00        $   1.00
                                                    ========         ========           ========         ========        ========
Total Return .................................       5.37%(b)           5.22%              5.30%            5.57%           3.39%
Ratios /Supplemental Data
   Net assets, end of period .................      $686,552         $570,018           $524,359         $441,614        $373,745
   Ratios of expenses to average net assets ..     .49%(a)(b)          .49%(a)            .48%(a)          .39%(a)         .39%(a)
   Ratios of net investment income to
     average net assets ......................       5.23%(b)           5.10%              5.18%            5.43%           3.34%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .63% for the six months ended February 28, 1998, .64%, .65%, .59% and .60% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively.
(b)  Annualized.

NOTE 6. SUBSEQUENT EVENT

     On May 4, 1998 the Gruntal shares within the Bedford Money Market Portfolio, Bedford Municipal Money Market Portfolio, Bedford Government Obligations Money Market Portfolio and Bedford New York Municipal Money Market Portfolio expect to be liquidated.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]